Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

(3) Cash and cash equivalents

Cash and cash equivalents on its original currencies were shown below:

	As of June 30,
	2023	2022
	$	$
HKD	7,610,774	6,437,550
RMB	7,156,490	6,960,332
USD	12,723,146	5,253,021
VND	86,212	198,146
Total	27,576,622	18,849,049

The PRC government impose controls on the conversion of RMB into foreign currencies and the remittance of currencies out of the PRC. Therefore, we may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.